Other Real Estate Owned and Repossessed Assets - Expenses Applicable to Other Real Estate Owned and Repossessed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate Owned and Repossessed Assets [Abstract]
(Gains) losses on sale of other real estate owned	$ (123)	$ 360	$ (356)
Impairments	5,263	2,405	3,914
Operating expenses	1,117	1,330	1,906
Total	$ 6,257	$ 4,095	$ 5,464